INCOME TAX (Details) - Schedule of Temporary Differences and Unused Tax Losses - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
INCOME TAX (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	$ 94,766	$ 97,218
Non-capital loss carry forward [Member]
INCOME TAX (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	69,341	62,764
Plant and equipment [Member]
INCOME TAX (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	2,331	10,813
Mineral rights and properties [Member]
INCOME TAX (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	2,006	1,972
Other deductible temporary difference [Member]
INCOME TAX (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	$ 21,088	$ 21,669